Current financial investments and cash and cash equivalents (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current financial investments and cash and cash equivalents
Money Market Fund	€ 30,096,000
Total current financial investments	30,096,000
Cash at bank and in hand	86,418,000	€ 26,459,000
Term deposit		145,000,000
Total cash and cash equivalents	86,418,000	171,459,000	€ 122,402,000	€ 27,670,000
Total current financial investments and cash and cash equivalents	€ 116,514,000	€ 171,459,000